Hedging Instruments - Summary of Effect of Cash Flow Hedges in Consolidated Statements of Operations and Consolidated Statements of Other Comprehensive Income(Loss) (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Amount of total hedging (loss)/gain recognized in the consolidated statement of other comprehensive income (loss)	$ (16,447)	$ 37,694
Amount of gain/(loss) reclassified from the consolidated statement of other comprehensive income (loss) to the consolidated statement of operations	$ 2,507	$ (734)